Revenue Recognition - Consolidated Balance Sheet (Details) - USD ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounts receivable
Customers and agents, less allowances		$ 908	$ 775
Prepaid expenses		63	79
Other current assets		34	21
Total current assets		1,812	1,483
Licenses		2,186	2,223
Investments in unconsolidated entities		441	415
Other assets and deferred charges		579	390
Total assets	[1]	7,274	6,841
Customer deposits and deferred revenues		157	185
Other current liabilities		94	90
Total current liabilities		691	733
Deferred income tax liability, net		510	461
Other deferred liabilities and credits		389	337
Retained earnings		2,444	2,157
Total U.S. Cellular shareholders' equity		4,057	3,677
Noncontrolling interests		10	10
Total equity		4,067	3,687	$ 3,645	$ 3,571
Total liabilities and equity	[1]	7,274	$ 6,841
Results under prior accounting standards
Accounts receivable
Customers and agents, less allowances		844
Prepaid expenses		88
Other current assets		31
Total current assets		1,769
Licenses		2,185
Investments in unconsolidated entities		424
Other assets and deferred charges		418
Total assets		7,052
Customer deposits and deferred revenues		178
Other current liabilities		90
Total current liabilities		708
Deferred income tax liability, net		459
Other deferred liabilities and credits		371
Retained earnings		2,275
Total U.S. Cellular shareholders' equity		3,888
Noncontrolling interests		9
Total equity		3,897
Total liabilities and equity		7,052
Adjustment | ASU 2014-09
Accounts receivable
Customers and agents, less allowances		64
Prepaid expenses		(25)
Other current assets		3
Total current assets		43
Licenses		1
Investments in unconsolidated entities		17
Other assets and deferred charges		161
Total assets		222
Customer deposits and deferred revenues		(21)
Other current liabilities		4
Total current liabilities		(17)
Deferred income tax liability, net		51
Other deferred liabilities and credits		18
Retained earnings		169
Total U.S. Cellular shareholders' equity		169
Noncontrolling interests		1
Total equity		170
Total liabilities and equity		$ 222

[1]	The consolidated total assets as of December 31, 2018 and 2017, include assets held by consolidated variable interest entities (VIEs) of $868 million and $785 million, respectively, which are not available to be used to settle the obligations of U.S. Cellular. The consolidated total liabilities as of December 31, 2018 and 2017, include certain liabilities of consolidated VIEs of $23 million and $24 million, respectively, for which the creditors of the VIEs have no recourse to the general credit of U.S. Cellular. See Note 13 — Variable Interest Entities for additional information.